Fair Value of Financial Instruments - Schedule of Fair Value of the Prepaid Forward Contract and the Maturity Consideration (Details)	Sep. 30, 2024	Dec. 31, 2023
Stock price [Member]
Schedule of Fair Value of the Prepaid Forward Contract and the Maturity Consideration [Line Items]
Derivative liability, measurement input	0.82	2.03
Term [Member]
Schedule of Fair Value of the Prepaid Forward Contract and the Maturity Consideration [Line Items]
Derivative liability, measurement input	2.13	2.88
Term [Member] | Previously Reported [Member]
Schedule of Fair Value of the Prepaid Forward Contract and the Maturity Consideration [Line Items]
Derivative liability, measurement input		2.11
Expected volatility [Member]
Schedule of Fair Value of the Prepaid Forward Contract and the Maturity Consideration [Line Items]
Derivative liability, measurement input	69.9	40.7
Risk-free interest rate [Member]
Schedule of Fair Value of the Prepaid Forward Contract and the Maturity Consideration [Line Items]
Derivative liability, measurement input	3.58	3.96
Expected dividend yield [Member]
Schedule of Fair Value of the Prepaid Forward Contract and the Maturity Consideration [Line Items]
Derivative liability, measurement input